Nature of Business and Organization, Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Nature of Business and Organization and Basis of Presentation [Abstract]
Schedule of depreciation and amortization on property and equipment
Useful Life (in years)
Buildings	39
Building improvements	15
Computer hardware	5
Tooling, machinery, and equipment	5 to 10
Vehicles	5
Computer software	3
Leasehold improvements	Shorter of 15 years or term of the lease